LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.14%
•Fannie Mae Connecticut Avenue Securities Series 2023-R08 1M1 6.78% (SOFR30A + 1.50%) 10/25/43	2,290,911	$2,297,573
•Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41	5,569	5,692
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	8,883,153	8,227,322
•Freddie Mac STACR REMIC Trust
Series 2017-HQA2 M2AS 6.44% (SOFR30A + 1.16%) 12/25/29	75,344	75,464
Series 2023-HQA3 A1 7.13% (SOFR30A + 1.85%) 11/25/43	2,387,428	2,412,770
♦Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43	446	465
Series T-58 2A 6.50% 9/25/43	6,296	6,629
Total Agency Collateralized Mortgage Obligations (Cost $13,682,204)		13,025,915
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.15%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	1,661,030	1,655,960
Total Agency Commercial Mortgage-Backed Security (Cost $1,657,566)		1,655,960
AGENCY MORTGAGE-BACKED SECURITIES–3.30%
Fannie Mae S.F. 15 yr 2.50% 8/1/36	2,616,534	2,456,189
Fannie Mae S.F. 30 yr
3.50% 6/1/52	6,310,353	5,945,280
4.50% 7/1/40	185,828	185,551
4.50% 8/1/41	427,755	432,651
4.50% 2/1/46	3,365,086	3,392,095
4.50% 5/1/46	330,242	334,014
4.50% 11/1/47	3,368,884	3,380,938
4.50% 4/1/48	1,913,951	1,944,050
4.50% 1/1/50	847,039	856,188
5.00% 7/1/47	363,233	374,168
5.00% 8/1/48	2,752,849	2,810,883
5.00% 7/1/49	6,363,182	6,474,411
5.50% 5/1/44	6,753,689	6,996,433
6.00% 1/1/42	731,533	770,818
Freddie Mac S.F. 30 yr 5.50% 9/1/41	1,231,759	1,272,024
Total Agency Mortgage-Backed Securities (Cost $38,086,886)		37,625,693
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–31.83%
Aerospace & Defense–0.66%
Boeing Co. 2.20% 2/4/26	2,075,000	$1,998,202
RTX Corp. 5.75% 11/8/26	5,355,000	5,520,627
		7,518,829
Agriculture–0.30%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	3,450,000	3,441,197
		3,441,197
Airlines–0.04%
United Airlines, Inc. 4.38% 4/15/26	465,000	457,536
		457,536
Auto Manufacturers–1.41%
Daimler Truck Finance North America LLC 1.63% 12/13/24	5,890,000	5,844,459
Ford Motor Credit Co. LLC
2.30% 2/10/25	1,245,000	1,231,067
3.38% 11/13/25	3,070,000	3,011,384
5.80% 3/8/29	1,450,000	1,473,826
6.80% 5/12/28	1,890,000	1,980,072
6.80% 11/7/28	735,000	776,018
6.95% 6/10/26	645,000	663,979
Hyundai Capital America 5.28% 6/24/27	1,055,000	1,078,730
		16,059,535
Banks–8.28%
Banco Continental SAECA 2.75% 12/10/25	3,115,000	3,019,014
μBank of America Corp. 5.82% 9/15/29	2,670,000	2,809,865
Bank of Montreal
1.85% 5/1/25	1,785,000	1,756,649
μ7.70% 5/26/84	2,115,000	2,231,922
μBank of New York Mellon Corp. 5.80% 10/25/28	2,167,000	2,271,469
μBarclays PLC 7.39% 11/2/28	703,000	759,289
BBVA Bancomer SA 1.88% 9/18/25	3,490,000	3,395,382
BPCE SA 5.13% 1/18/28	1,065,000	1,086,485
Citibank NA
5.44% 4/30/26	1,315,000	1,340,538
5.49% 12/4/26	1,160,000	1,193,468
μCitizens Bank NA 6.06% 10/24/25	2,005,000	2,004,964
Credit Agricole SA
μ1.91% 6/16/26	1,895,000	1,854,549
5.30% 7/12/28	860,000	889,449
μDeutsche Bank AG
6.72% 1/18/29	708,000	749,514
6.82% 11/20/29	1,440,000	1,550,110
LVIP Macquarie Limited-Term Diversified Income Fund–1

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μFifth Third Bank NA 5.85% 10/27/25	3,320,000	$3,321,115
μGoldman Sachs Group, Inc. 5.73% 4/25/30	1,445,000	1,518,627
JPMorgan Chase & Co.
μ5.01% 1/23/30	1,690,000	1,733,270
μ5.57% 4/22/28	1,890,000	1,948,721
•6.10% (SOFR + 0.89%) 4/22/27	3,675,000	3,696,278
•KeyCorp 6.28% (SOFRINDX + 1.25%) 5/23/25	2,725,000	2,729,306
μLloyds Banking Group PLC 5.72% 6/5/30	1,210,000	1,267,945
μMorgan Stanley
6.14% 10/16/26	12,400,000	12,593,800
6.30% 10/18/28	1,854,000	1,959,978
6.41% 11/1/29	694,000	745,774
μMorgan Stanley Bank NA 5.50% 5/26/28	1,985,000	2,047,571
PNC Bank NA 3.88% 4/10/25	4,955,000	4,929,035
μPNC Financial Services Group, Inc.
5.30% 1/21/28	2,240,000	2,292,280
5.67% 10/28/25	1,185,000	1,184,948
Popular, Inc. 7.25% 3/13/28	795,000	839,372
State Street Corp. 4.99% 3/18/27	2,080,000	2,129,176
μTruist Bank 4.63% 9/17/29	9,026,000	8,976,969
μU.S. Bancorp
4.65% 2/1/29	223,000	225,158
5.38% 1/23/30	650,000	675,030
5.73% 10/21/26	243,000	246,016
6.79% 10/26/27	1,000,000	1,050,176
μUBS Group AG 6.85% 9/10/29	1,085,000	1,097,919
μWells Fargo & Co. 3.91% 4/25/26	8,225,000	8,172,874
Wells Fargo Bank NA 5.25% 12/11/26	1,990,000	2,039,859
		94,333,864
Beverages–0.25%
Coca-Cola Consolidated, Inc. 5.25% 6/1/29	2,735,000	2,843,803
		2,843,803
Biotechnology–1.02%
Amgen, Inc. 5.15% 3/2/28	1,225,000	1,261,396
Royalty Pharma PLC 1.20% 9/2/25	10,690,000	10,354,535
		11,615,931
Chemicals–0.14%
Celanese U.S. Holdings LLC
6.05% 3/15/25	475,000	476,149
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Celanese U.S. Holdings LLC (continued)
6.17% 7/15/27	1,100,000	$1,139,826
		1,615,975
Commercial Services–0.69%
ERAC USA Finance LLC 4.60% 5/1/28	4,895,000	4,957,764
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,845,000	1,753,076
5.75% 4/15/26	1,130,000	1,135,157
		7,845,997
Diversified Financial Services–1.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	1,310,000	1,237,474
5.10% 1/19/29	5,820,000	5,947,464
Air Lease Corp. 2.88% 1/15/26	755,000	739,497
Aviation Capital Group LLC
1.95% 1/30/26	3,680,000	3,545,294
3.50% 11/1/27	2,410,000	2,325,137
5.38% 7/15/29	1,825,000	1,864,270
Castlelake Aviation Finance DAC 5.00% 4/15/27	171,000	171,437
Jefferies Financial Group, Inc. 5.88% 7/21/28	560,000	584,165
		16,414,738
Electric–4.69%
AEP Texas, Inc. 5.45% 5/15/29	1,645,000	1,715,782
Avangrid, Inc. 3.20% 4/15/25	2,630,000	2,603,162
DTE Energy Co. 5.10% 3/1/29	1,895,000	1,951,396
Duke Energy Carolinas LLC 3.95% 11/15/28	1,335,000	1,330,788
Enel Finance International NV 4.50% 6/15/25	1,630,000	1,622,789
Engie SA
5.25% 4/10/29	1,320,000	1,363,835
5.63% 4/10/34	1,245,000	1,308,607
Fells Point Funding Trust 3.05% 1/31/27	3,065,000	2,968,932
FirstEnergy Pennsylvania Electric Co. 5.20% 4/1/28	3,465,000	3,549,789
National Rural Utilities Cooperative Finance Corp.
1.88% 2/7/25	7,575,000	7,494,994
4.45% 3/13/26	2,045,000	2,054,987
4.80% 3/15/28	1,570,000	1,605,227
NextEra Energy Capital Holdings, Inc. 5.75% 9/1/25	735,000	742,440
LVIP Macquarie Limited-Term Diversified Income Fund–2

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. 5.55% 5/15/29	1,105,000	$1,147,802
PacifiCorp
5.10% 2/15/29	470,000	485,487
5.45% 2/15/34	795,000	826,296
Sempra 3.30% 4/1/25	4,220,000	4,183,674
Southern Co. 4.85% 6/15/28	4,825,000	4,940,573
Virginia Power Fuel Securitization LLC 5.09% 5/1/29	11,000,000	11,150,074
Vistra Operations Co. LLC 5.13% 5/13/25	440,000	439,066
		53,485,700
Electronics–0.09%
Amphenol Corp. 5.05% 4/5/27	955,000	977,419
		977,419
Health Care Products–0.17%
Medtronic Global Holdings SCA 4.25% 3/30/28	1,940,000	1,956,368
		1,956,368
Health Care Services–0.76%
Elevance Health, Inc. 5.15% 6/15/29	685,000	710,735
UnitedHealth Group, Inc.
4.25% 1/15/29	5,955,000	6,006,296
4.90% 4/15/31	1,910,000	1,975,954
		8,692,985
Insurance–0.91%
Aon North America, Inc. 5.13% 3/1/27	1,565,000	1,601,037
Met Tower Global Funding 3.70% 6/13/25	6,120,000	6,082,286
New York Life Global Funding 5.45% 9/18/26	2,580,000	2,651,720
		10,335,043
Internet–0.41%
JD.com, Inc. 3.88% 4/29/26	3,470,000	3,442,250
Meta Platforms, Inc. 4.30% 8/15/29	1,170,000	1,188,037
		4,630,287
Leisure Time–0.17%
Carnival Corp. 7.63% 3/1/26	1,882,000	1,899,418
		1,899,418
Media–0.83%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15% 11/10/26	6,415,000	6,593,345
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio, Inc. 5.00% 8/1/27	2,905,000	$2,857,869
		9,451,214
Mining–0.57%
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30% 3/15/26	3,500,000	3,546,127
Novelis Corp. 3.25% 11/15/26	3,005,000	2,899,744
		6,445,871
Miscellaneous Manufacturing–0.39%
Parker-Hannifin Corp. 4.25% 9/15/27	4,455,000	4,469,315
		4,469,315
Oil & Gas–1.15%
Diamondback Energy, Inc. 5.20% 4/18/27	920,000	938,949
Occidental Petroleum Corp.
5.20% 8/1/29	5,375,000	5,464,230
5.50% 12/1/25	2,793,000	2,804,708
5.88% 9/1/25	3,450,000	3,465,259
Southwestern Energy Co. 5.70% 1/23/25	424,000	423,643
		13,096,789
Packaging & Containers–0.47%
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27	5,190,000	5,362,191
		5,362,191
Pharmaceuticals–1.20%
AbbVie, Inc.
2.60% 11/21/24	7,125,000	7,100,610
4.80% 3/15/29	2,640,000	2,716,973
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/28	3,455,000	3,506,250
Zoetis, Inc. 5.40% 11/14/25	395,000	398,726
		13,722,559
Pipelines–2.59%
Energy Transfer LP 5.55% 2/15/28	4,720,000	4,878,516
Kinder Morgan, Inc.
5.00% 2/1/29	700,000	714,956
5.10% 8/1/29	2,140,000	2,195,726
MPLX LP 4.88% 12/1/24	6,200,000	6,193,154
NuStar Logistics LP 5.75% 10/1/25	3,345,000	3,350,138
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	2,375,000	2,374,771
LVIP Macquarie Limited-Term Diversified Income Fund–3

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransCanada PipeLines Ltd. 1.00% 10/12/24	9,760,000	$9,743,941
		29,451,202
Real Estate Investment Trusts–0.71%
American Tower Corp. 5.20% 2/15/29	1,360,000	1,404,558
Crown Castle, Inc. 1.05% 7/15/26	4,740,000	4,470,984
VICI Properties LP 4.95% 2/15/30	2,250,000	2,263,318
		8,138,860
Retail–0.06%
Home Depot, Inc. 4.88% 6/25/27	720,000	738,705
		738,705
Semiconductors–0.45%
Broadcom, Inc. 5.05% 7/12/29	1,680,000	1,730,539
SK Hynix, Inc. 1.50% 1/19/26	3,510,000	3,371,599
		5,102,138
Software–0.41%
Oracle Corp.
4.20% 9/27/29	1,170,000	1,167,634
5.80% 11/10/25	2,780,000	2,823,352
Workday, Inc. 3.50% 4/1/27	710,000	698,548
		4,689,534
Telecommunications–1.57%
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	2,855,000	2,855,000
NBN Co. Ltd. 0.88% 10/8/24	7,100,000	7,093,977
Rogers Communications, Inc. 5.00% 2/15/29	2,845,000	2,903,327
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25	218,125	217,555
T-Mobile USA, Inc. 3.75% 4/15/27	4,850,000	4,791,716
		17,861,575
Total Corporate Bonds (Cost $359,035,200)		362,654,578
NON-AGENCY ASSET-BACKED SECURITIES–24.23%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	6,000,000	6,071,686
ARI Fleet Lease Trust Series 2024-B A2 5.54% 4/15/33	6,000,000	6,070,519
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ballyrock CLO 27 Ltd. Series 2024-27A A1A 6.21% (TSFR03M + 1.35%) 10/25/37	1,700,000	$1,700,955
•Ballyrock CLO Ltd. Series 2018-1A A1 6.54% (TSFR03M + 1.26%) 4/20/31	2,384,050	2,386,176
•Benefit Street Partners CLO IX Ltd. Series 2016-9A AR 6.65% (TSFR03M + 1.37%) 7/20/31	1,067,049	1,068,613
•Benefit Street Partners CLO VIII Ltd. Series 2015-8A A1AR 6.64% (TSFR03M + 1.36%) 1/20/31	1,022,280	1,022,844
•Canyon Capital CLO Ltd. Series 2019-2A AR 6.74% (TSFR03M + 1.44%) 10/15/34	7,250,000	7,250,594
•Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA A1 6.43% (TSFR03M + 1.31%) 5/15/31	2,443,456	2,445,604
•CBAM Ltd. Series 2020-13A A 6.97% (TSFR03M + 1.69%) 1/20/34	7,000,000	7,003,948
Chase Issuance Trust Series 2024-A1 A 4.60% 1/16/29	8,000,000	8,102,170
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	5,533,759	5,545,458
Discover Card Execution Note Trust
Series 2022-A4 A 5.03% 10/15/27	11,500,000	11,578,467
Series 2023-A1 A 4.31% 3/15/28	5,000,000	5,008,805
•Dryden 83 CLO Ltd. Series 2020-83A AR 6.86% (TSFR03M + 1.53%) 4/18/37	4,750,000	4,772,325
Enterprise Fleet Financing LLC
Series 2022-2 A2 4.65% 5/21/29	959,774	958,481
Series 2023-3 A2 6.40% 3/20/30	5,015,849	5,126,864
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,000,000	5,038,148
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	4,000,000	3,923,138
Series 2022-A B 1.91% 7/15/27	4,800,000	4,643,372
Series 2023-C A3 5.53% 9/15/28	11,000,000	11,232,081
Series 2024-B A3 5.10% 4/15/29	11,000,000	11,238,203
LVIP Macquarie Limited-Term Diversified Income Fund–4

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A Series 2024-1 A1 5.29% 4/15/29	9,000,000	$9,220,089
GM Financial Automobile Leasing Trust Series 2024-1 A3 5.09% 3/22/27	14,650,000	14,796,780
GreatAmerica Leasing Receivables Funding LLC Series 2021-1 B 0.72% 12/15/26	3,600,000	3,566,226
GTE Auto Receivables Trust Series 2023-1 A2 5.65% 8/17/26	519,200	519,528
•Halseypoint CLO 5 Ltd. Series 2021-5A A1A 6.73% (TSFR03M + 1.47%) 1/30/35	4,000,000	4,005,652
Huntington Auto Trust Series 2024-1A A3 5.23% 1/16/29	10,000,000	10,203,244
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 5.05% 1/15/26	3,397,743	3,398,786
Series 2024-A A3 5.02% 3/15/27	5,800,000	5,847,040
Series 2024-C A3 4.62% 4/17/28	5,500,000	5,556,636
•Magnetite XL Ltd. Series 2024-40A A1 6.78% (TSFR03M + 1.45%) 7/15/37	5,000,000	5,014,975
•Mercedes-Benz Auto Lease Trust Series 2024-A A2B 5.76% (SOFR30A + 0.42%) 2/16/27	3,300,000	3,300,770
•NextGear Floorplan Master Owner Trust Series 2024-1A A1 6.24% (SOFR30A + 0.90%) 3/15/29	11,000,000	11,063,742
OCCU Auto Receivables Trust Series 2023-1A A2 6.23% 4/15/27	2,071,000	2,080,561
PFS Financing Corp. Series 2024-B A 4.95% 2/15/29	8,900,000	9,044,807
Porsche Innovative Lease Owner Trust Series 2024-1A A3 4.67% 11/22/27	3,200,000	3,220,768
Toyota Auto Loan Extended Note Trust Series 2022-1A A 3.82% 4/25/35	11,490,000	11,400,595
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	6,300,000	6,370,199
Series 2024-B A3 5.33% 1/16/29	4,750,000	4,856,814
•TRESTLES CLO V Ltd. Series 2021-5A A1 6.71% (TSFR03M + 1.43%) 10/20/34	7,000,000	7,011,571
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Master Trust
Series 2021-2 A 0.99% 4/20/28	6,500,000	$6,485,443
Series 2022-2 A 1.53% 7/20/28	5,000,000	4,949,653
Series 2022-2 B 1.83% 7/20/28	4,800,000	4,751,727
Series 2024-3 A1A 5.34% 4/22/30	5,500,000	5,653,630
•Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.98% (SOFR30A + 0.63%) 3/22/27	7,064,137	7,072,659
World Omni Auto Receivables Trust
Series 2022-D A3 5.61% 2/15/28	3,580,449	3,603,326
Series 2023-C A3 5.15% 11/15/28	5,750,000	5,810,495
•Zais CLO 16 Ltd. Series 2020-16A A1R 6.96% (TSFR03M + 1.68%) 10/20/34	5,000,000	5,003,280
Total Non-Agency Asset-Backed Securities (Cost $273,448,393)		275,997,447
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.00%
φ•OBX Trust Series 2023-NQM8 A1 7.05% 9/25/63	3,489,232	3,569,542
•Radnor Re Ltd. Series 2024-1 M1A 7.50% (SOFR30A + 2.00%) 9/25/34	1,750,000	1,750,056
φ•Verus Securitization Trust Series 2023-6 A1 6.67% 9/25/68	5,951,997	6,056,608
Total Non-Agency Collateralized Mortgage Obligations (Cost $11,191,075)		11,376,206
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.99%
•Benchmark Mortgage Trust Series 2022-B32 A5 3.00% 1/15/55	4,860,000	4,268,726
•BMO Mortgage Trust Series 2022-C1 A5 3.37% 2/15/55	2,000,000	1,844,373
CD Mortgage Trust Series 2019-CD8 A4 2.91% 8/15/57	5,000,000	4,563,183
•FREMF K-100 Mortgage Trust Series 2024-K100 B 3.61% 11/25/52	5,000,000	4,766,992
•FREMF Mortgage Trust
Series 2018-K80 B 4.38% 8/25/50	3,000,000	2,942,574
LVIP Macquarie Limited-Term Diversified Income Fund–5

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2024-K86 B 4.44% 11/25/51	4,340,000	$4,294,566
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $22,774,049)		22,680,414
U.S. TREASURY OBLIGATIONS–31.69%
U.S. Treasury Notes
2.13% 11/30/24	50,675,000	50,454,286
3.75% 8/31/26	1,760,000	1,762,544
3.75% 8/15/27	31,265,000	31,413,997
4.13% 6/15/26	115,630,000	116,411,406
4.38% 7/31/26	110,615,000	111,945,837
4.38% 7/15/27	27,220,000	27,789,919
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.88% 4/30/26	20,910,000	$21,266,940
Total U.S. Treasury Obligations (Cost $358,232,500)		361,044,929

	Number of Shares
MONEY MARKET FUND–5.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	61,427,174	61,427,174
Total Money Market Fund (Cost $61,427,174)		61,427,174

TOTAL INVESTMENTS–100.72% (Cost $1,139,535,047)	1,147,488,316

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.72%)	(8,238,532)
NET ASSETS APPLICABLE TO 118,282,327 SHARES OUTSTANDING–100.00%	$1,139,249,784

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2024.

The following futures contracts were outstanding at September 30, 2024:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
388	U.S. Treasury 2 yr Notes	$80,797,969	$80,632,410	12/31/24	$165,559	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SOFRINDX–Secured Overnight Financing Rate Index
LVIP Macquarie Limited-Term Diversified Income Fund–6

LVIP Macquarie Limited-Term Diversified Income Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
STACR–Structured Agency Credit Risk
TSFR03M–3 Month Term Secured Overnight Financing Rate
yr–Year
LVIP Macquarie Limited-Term Diversified Income Fund–7